LEASES	12 Months Ended
Dec. 31, 2021
Leases
LEASES

NOTE 11 – LEASES

A. The components of operating lease cost for the year ended December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020

Operating lease costs	20	-
Short-term lease cost	86	-
Total operating lease cost	106	-

  B. Supplemental cash flow information related to operating leases was as follows:

	December 31,
	2021	2020

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	10	-
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	164	-

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 11 – LEASES (continue)

  C. Supplemental balance sheet information related to operating leases was as follows:

	December 31,
	2021	2020

Operating leases:
Operating leases right-of-use asset	143	-

Current operating lease liabilities	102	-
Non-current operating lease liabilities	39	-
Total operating lease liabilities	141	-

Weighted average remaining lease term (years)	1.25	-

Weighted average discount rate	21%	-

  D. Future minimum lease payments under non-cancellable leases as of December 31, 2021 were as follows:

2021

2022	122
2023	41
Total operating lease payments	163
Less: imputed interest	22
Present value of lease liabilities	141

The Company signed a month-to-month lease agreement in Tel Aviv, Israel. Additionally, the Company lease office space in New York, which is subject to an annual lease that is currently due to expire at the end of March 2022 and which is shared with two of our United States subsidiaries, Todos Medical USA and Corona Diagnostics LLC.

Provista Diagnostics signed a lease agreement for office space in Georgia, US trough June 30, 2023 with monthly payments of $10. A lease liability in the amount of $164 and right-of-use asset in the amount of $$164 have been recognized in the balance sheet as at September 30, 2021 in respect of the lease.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)